SHARE-BASED PAYMENTS (Details 3) - Deferred Shares [Member] shares in Thousands, Pure in Thousands	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Restricted shares outstanding at the beginning of the year	936	936	889
New deferred shares during the period			47
Restricted shares outstanding at the end of the year	936	936	936